CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Unaudited) [Abstract]
Voyage Revenues	$ 112,310	$ 65,938
Voyage Expenses	(85,016)	(6,914)
Vessel Operating Expenses - excluding depreciation expense presented below	(32,950)	(31,754)
General and Administrative Expenses	(10,934)	(8,961)
Depreciation Expense	(36,632)	(34,172)
Settlement Loss	(5,000)	0
Net Operating Loss	(58,222)	(15,863)
Interest Income	84	215
Interest Expenses	(5,634)	(1,898)
Other Financial Income (Expenses)	(277)	233
Total Other Expenses	(5,827)	(1,450)
Corporate income tax	(39)	0
Net Loss	$ (64,088)	$ (17,313)
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.07)	$ (0.33)
Diluted (Loss) Earnings per share (in dollars per share)	$ (1.07)	$ (0.33)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	60,120,206	52,175,563
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	60,120,206	52,175,563